Equity - Narrative (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 19, 2025 USD ($) $ / shares shares	Jun. 16, 2025 USD ($) trading_day $ / shares shares	Dec. 31, 2025 USD ($) vote $ / shares shares
Disclosure of classes of share capital [line items]
Equity issuance | $			$ (199,671)
December 2025 Offering | Total for all related parties
Disclosure of classes of share capital [line items]
Capital contribution | $	$ 202,700
Other contributed capital
Disclosure of classes of share capital [line items]
Equity issuance | $		$ 200,000	(197,766)
Other contributed capital | December 2025 Offering
Disclosure of classes of share capital [line items]
Equity issuance | $			$ (277,777)
Ordinary shares | Class A Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote			1
Number of shares authorised | shares			2,254,767,661
Par value per share (in usd per share) | $ / shares			$ 0.01
Ordinary shares | Class B Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote			10
Number of shares authorised | shares			1,747,474,164
Par value per share (in usd per share) | $ / shares			$ 0.01
Ordinary shares | Class C Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote			1
Ordinary shares | Class A And B Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares			$ 0.01
Ordinary shares | Class A American Depositary Shares, each representing thirty Ordinary Shares
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares		$ 1.05
Number of consecutive trading days | trading_day		5
Conversion of Class B to Class A (in shares) | shares		20,000,000
Ordinary shares | Class A Shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares		190,476,190
Ordinary shares | Class A Shares | December 2025 Offering
Disclosure of classes of share capital [line items]
Par value per share (in usd per share) | $ / shares	$ 19.34
Equity issuance | $	$ 300,000
Number of shares issued (in shares) | shares	15,511,892,000